OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other Liabilities, Current [Abstract]
Excise and cannabis tax	$ 4,616	$ 5,780		$ 2,903
Third party brand distribution accrual	250	584		80
Insurance and professional accrual	757	746		576
Other	1,575	1,750		797
Total accrued liabilities	$ 7,199	$ 8,860	[1]	$ 4,356	[1]

[1]	Restated